RELATED PARTY BALANCES AND TRANSACTIONS (Details)	12 Months Ended													12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Zhejiang Yuhuan USD ($)	Dec. 31, 2012 Zhejiang Yuhuan USD ($)	Dec. 31, 2011 Zhejiang Yuhuan USD ($)	Dec. 31, 2013 Zhejiang Yaohui USD ($)	Dec. 31, 2012 Zhejiang Yaohui USD ($)	Dec. 31, 2011 Zhejiang Yaohui USD ($)	Dec. 31, 2013 Jinko and its subsidiaries USD ($)	Dec. 31, 2012 Jinko and its subsidiaries USD ($)	Dec. 31, 2011 Jinko and its subsidiaries USD ($)	Dec. 31, 2012 Quanzhou Heyday USD ($)	Dec. 31, 2013 Xinjiang Garson USD ($)	Dec. 31, 2012 Xinjiang Garson USD ($)	Dec. 31, 2013 Jiashan Kaiwo USD ($)	Dec. 31, 2012 Jiashan Kaiwo USD ($)	Jan. 31, 2009 Mr. Xianshou Li and his family USD ($)	Jan. 31, 2009 Mr. Xianshou Li and his family CNY
Amounts due from related parties
Amounts receivable from the sales of goods	$ 408,407	$ 10,804,490		$ 228,305	$ 276,721					$ 180,102	$ 5,479,588		$ 128,409		$ 4,919,772
Amounts due to related parties
Amounts payable to the purchase of raw materials and others	9,209,779	18,825,549					6,689,269	2,000,307		2,302,375	16,227,011					218,135	598,231
Sale of goods	3,140,734	63,656,237	6,757,761							2,884,843	59,480,575	6,757,761		255,891	4,175,662
Purchase of raw materials							4,955,620	7,187,878	3,672,150	18,344,180	85,050,423	4,487,954				211,235	1,208,202
Outsourced inventory											2,570,365
Rental payment				3,253	68,476
Rental expense				70,270	3,170	11,140
Maximum guarantees provided by related party for short-term and long-term borrowings from various domestic banks																		$ 202,396,613	1,225,250,095